Dividend Payable	6 Months Ended
Jun. 30, 2019
Dividend Payable [Abstract]
DIVIDEND PAYABLE
17.	DIVIDEND PAYABLE

As of June 30, 2019 and December 31, 2018, there were 25,287,851 and 25,288,003 ordinary shares issued and outstanding. Dividends payable on ordinary share as of June 30, 2019 and December 31, 2018 were US$480,000 and US$480,000, respectively.